Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
SERVICE REVENUE - third parties	$ 555,802	$ 418,949	$ 323,552
SERVICE REVENUE - related parties	363,370	666,505	81,406
TOTAL REVENUE	919,172	1,085,454	404,958
COST OF REVENUE	1,160,183	737,542	281,015
GROSS PROFIT	(241,010)	347,912	123,943
OPERATING EXPENSES:
Selling	532,920	46,414	53,776
General and administrative	1,414,814	141,912	193,442
Total operating expenses	1,947,734	188,326	247,218
INCOME (LOSS) FROM OPERATIONS	(2,188,744)	159,586	(123,275)
OTHER INCOME (EXPENSE)
Interest income (expenses), net	41	305	86
Other finance expenses		(612)	(202)
Impairment on prepaid investment	(651,973)
Other non-operating income (expense)	5,925	956	(302)
Total other income (expense), net	(646,007)	649	(418)
INCOME BEFORE INCOME TAXES	(2,834,751)	160,235	(123,693)
PROVISION FOR INCOME TAXES		19
NET INCOME( LOSS)	(2,834,751)	160,216	(123,693)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(46,109)	(337,055)	14,847
COMPREHENSIVE INCOME (LOSS)	$ (2,880,860)	$ (176,839)	$ (108,846)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	22,354,793	20,161,287	20,000,000
EARNINGS (LOSS) PER SHARE
Basic and diluted	$ (0.13)	$ 0.01	$ (0.01)